INTANGIBLE ASSETS, NET - Summary of Intangible assets, net (Detail) ¥ in Thousands, $ in Thousands	Sep. 30, 2021 CNY (¥)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 CNY (¥)
Schedule Of Intangible Asset [Line Items]
Cost	¥ 202,024		¥ 223,627
Less: Accumulated amortization	(49,560)		(1,504)
Intangible assets, net	152,464	$ 23,662	222,123
Apartment rental contracts [Member]
Schedule Of Intangible Asset [Line Items]
Cost	112,849		134,452
Trademarks [Member]
Schedule Of Intangible Asset [Line Items]
Cost	86,900		86,900
Software [Member]
Schedule Of Intangible Asset [Line Items]
Cost	¥ 2,275		¥ 2,275